UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report
September 30, 2016

AlphaClone Alternative Alpha ETF
Ticker: ALFA

AlphaClone International ETF
Ticker: ALFI

AlphaClone ETFs

AlphaClone Alternative Alpha ETF

Dear ALFA Shareholders,

I would like to start by thanking you for your investment in the AlphaClone Alternative Alpha ETF (ALFA).  This is the Semi-Annual Report to Shareholders that covers the period April 1, 2016 through September 30, 2016.

For the six-month period ended September 30, 2016, the ALFA market price return was 7.22% and its NAV return was 7.21%.  During the same time period, the S&P 500 Index, a broad market index had a total return of 6.40%.  The Index which underlies the Fund is designed to favor investments by hedge fund and institutional investors based on the efficacy of replicating their publicly disclosed positions and selecting the high conviction equities from those managers with the highest rankings.  The outperformance vs the S&P 500 Index over the period was primarily driven by the Index’s overweight exposure to the healthcare sector generally and the biotechnology sector specifically as compared to the S&P 500.

The methodology of the Index is designed to continuously score the world’s most established investment managers based on the efficacy of following their publicly disclosed holdings.  This approach allows the Index to continually adjust and reflect the collective sentiment of managers it tracks.  The Fund’s biggest winner for the period came from the overweight healthcare sector with Wave Life Sciences Ltd., returning 104.34%; followed by Amazon.com, Inc., returning 41.05% and Netease, Inc. – ADR returning 40.26%.  The Fund’s biggest loser for the period was Signet Jewelers, Ltd., returning a negative 35.01%, followed by United Continental Holdings, Inc., returning a negative 21.57%.

The Index underlying the Fund is also built to automatically hedge should the markets sour over a protracted period (multiple months).  The Index’s dynamic hedge is triggered when the S&P 500 Index closes below its 200 day moving average at any month end.  When the hedge is triggered, the index will move to a nearly S&P 500 neutral posture until the S&P 500 closes above its 200 day moving average at any month end.  While we believe this should provide a hedge against a protracted market down-cycle, the strategy could still be susceptible to sudden, dramatic shocks and reversals, such as those that occurred during the August to October 2015 period and again during the January to March 2016 period.  While the hedge did not add value in either case, the average historical cost of the hedge during these short correction/reversal periods has been more than offset by the hedge’s gains during longer and deeper market drawdowns.

Thank you again for the confidence you have placed in us and for the opportunity to manage your assets in the Fund.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts

AlphaClone Alternative Alpha ETF

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Investments involve risk. Principal loss is possible. The AlphaClone Alternative Alpha ETF has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. The Fund can make short sales of securities, which involves the risk that losses in securities may exceed the original amount invested in a security. Investments by the Fund in derivatives involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments. The performance of the Fund may diverge from that of the Index. Because the Fund employs a representative sampling strategy and may also invest up to 20% of its assets in securities that are not included in the Index, or may overweight or underweight certain components of the Index, it may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. Outside the Index construction rules, the Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

AlphaClone, Inc. (the “Index Provider”) and the Fund are in no way affiliated with the hedge funds and/or institutional investors whose public filings are utilized to derive the index’s constituents. Public filings may not disclose all of an investment manager’s positions.

The AlphaClone Hedge Fund Long/Short Index (the “Index”) represents equity securities that are favored by hedge funds and institutional investors in their public disclosures. The index is equal weighted with an overlap bias which gives a security held by twice the number of managers twice the weight. The Index is reconstituted quarterly and can vary between being long only and market neutral. The Index’s adjustment in long/short positions does not guarantee against market loss. You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

AlphaClone Alternative Alpha ETF

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

Exchange Traded Concepts, LLC is the Adviser to AlphaClone Alternative Alpha ETF which is distributed by Quasar Distributors, LLC. Quasar is not affiliated with Exchange Traded Concepts, LLC or AlphaClone, Inc.

AlphaClone International ETF

Dear ALFI Shareholders,

I would like to start by thanking you for your investment in the AlphaClone International ETF (ALFI).  This is the Semi-annual Report to Shareholders that covers the period from March 31, 2016 through September 30, 2016.  Over the six-month period, the Fund’s market price return was 7.83% and its NAV return was 7.00%. During the same time period the MSCI ACWI Ex USA Index, a broad index of international stocks, had a return of 6.22%.

The Index which underlies the Fund is designed to favor international companies to which hedge funds and institutional investors have disclosed significant exposure through American Depositary Receipts (ADRs). The Index methodology, developed by AlphaClone, Inc., ranks hedge funds and institutional investors based on the efficacy of replicating their publicity disclosed positions. ADRs are selected from those managers with the highest ranking, or “Clone Score”. This approach allows the Index to continually adjust and reflect the collective sentiment of managers it tracks. The Index is also risk managed in that it can vary between being long only and market hedged based on certain rules-driven relative price targets tied to a broad market index.

The Fund’s outperformance vs MSCI ACWI ex USA Index over the semi-annual period was primarily attributable to its consistent overweight in emerging markets with particular overweight in China, India, Brazil and Mexico. The Fund has also been consistently overweight the Technology and Healthcare sectors relative to its benchmark.  In Technology the Fund continues to hold names such as Taiwan Semiconductor (TSM), Baidu, Inc. (BIDU), and NetEase Inc. (NTES) while top current Healthcare holdings include Shire PLC (SHPG), Teva Pharmaceutical (Teva) and Sanofi SA (SNY).  During the Semi-Annual period, the holding that was sold and generated the greatest return was Barclays PLC (BCS), which returned a gain of 15.57%, while the biggest loser was Embraer SA (ERJ) which returned a loss of 41.55%.

The Index underlying the Fund is built to automatically hedge should the markets sour over a protracted period (multiple months). The Index’s dynamic hedge is triggered when the S&P 500 Index (SPX) closes below its 200-day moving average at any month end. When the hedge is triggered the Index will move to an MSCI EAFE Index neutral posture. The hedge is removed when SPX closes above its 200-day moving average at any month end. While we believe this should provide a hedge against a protracted market down-cycle, the strategy could still be susceptible to sudden, dramatic shocks and reversals.

The Index’s hedge was not triggered in the Semi-Annual period between March 31, 2016 and September 30, 2016.

AlphaClone International ETF

Thank you again for the confidence you have placed in us and for the opportunity to manage your assets in the Fund.

Sincerely,

Mazin S. Jadallah
Chief Executive Officer
AlphaClone, Inc.

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Investments involve risk. Principal loss is possible. The AlphaClone International ETF (the “Fund”) has the same risks as the underlying securities traded on the exchange through out the day. Redemptions are limited and often commission are charged on each trade. The Fund can make short sales of securities, which involves the risk that losses in securities may exceed the original amount invested in a security. Investments by the Fund in derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The performance of the Fund may diverge from that of the Index. Because the Fund employs a representative sampling strategy and may also invest up to 20% of its assets in securities that are not included in the Index, or may overweight or underweight certain components of the Index, it may experience tracking error to a greater extent than a Fund that seeks to replicate an index. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investing in ADRs that provide exposure to securities traded in developing or emerging markets has more risk such as increased volatility, relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the ADRs and the value of your Fund shares. Investing in small cap companies involve additional risks such as limited liquidity and greater volatility than large companies. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. Outside the index construction rules, the Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund. Please see the prospectus for additional risks.

AlphaClone, Inc. (“AlphaClone”) and the Fund are in no way affiliated with the hedge funds and/or institutional investors whose public filings are utilized to derive the Index’s constituents. Public filings may not disclose all an investment manager’s positions.

The AlphaClone International Downside Hedged Index (the “Index”) represents equity ADR securities that are favored by hedge Funds and institutional investors in their public disclosures. The Index is equal weighted with an overlap bias which gives a security held by twice the number of managers twice the weight. The Index is reconstituted quarterly and can vary between being long only and market hedged (neutral to the MSCI EAFE Index). The Index’s adjustment in long/short positions does not guarantee the prevention of market loss.

AlphaClone International ETF

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the Large-Cap segment of the U.S. Equities market. The MSCI EAFE Index and the MSCI ACWI Ex USA Index are unmanaged market indexes generally considered representative of international stock markets as a whole. It is not possible to invest directly in an unmanaged index.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments and Schedule of Securities Sold Short in this report for complete Fund holdings.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commission will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

The AlphaClone International ETF is distributed by Quasar Distributors, LLC. The Fund’s investment adviser is AlphaClone. The Fund’s sub-adviser is Vident Investment Advisory LLC (Vident). AlphaClone owns the index that underlies the Fund. KCG Americans LLC is the Fund’s lead market maker. U.S. Bancorp Fund Services, LLC is the fund administrator. Quasar is affiliated by U.S. Bancorp Fund Services, LLC and is not affiliated with AlphaClone, Vident or KCG Americas LLC. The AlphaClone logo is a service mark of AlphaClone.

AlphaClone ETFs

PORTFOLIO ALLOCATION
As of September 30, 2016 (Unaudited)

AlphaClone Alternative Alpha ETF
Percentage of
Sector	Net Assets
Health Care	28.0%
Information Technology	20.7
Consumer Discretionary	11.5
Industrials	8.9
Consumer Staples	8.2
Real Estate	7.0
Short-Term Investments	6.8
Financials	4.0
Materials	3.8
Utilities	3.4
Telecommunication Services	3.1
Energy	1.0
Liabilities in Excess of Other Assets	(6.4)
Total	100.0%

AlphaClone International ETF
Percentage of
Country	Net Assets
China	29.8%
United Kingdom	12.1
Ireland	9.3
Netherlands	7.9
India	5.5
Taiwan, Province of China	5.4
Israel	4.5
Belgium	4.3
Brazil	4.2
Switzerland	4.1
France	4.0
Mexico	3.8
Denmark	2.4
Spain	1.3
Philippines	1.2
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.0 ^
Total	100.0%

^	Represents less than 0.05% of net assets.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS – 99.6%

	Consumer Discretionary – 11.5%
3,032	Amazon.com, Inc. (a)	$2,538,724
7,213	Comcast Corporation	478,510
4,259	Expedia, Inc.	497,111
8,788	Newell Brands, Inc.	462,776
287	NVR, Inc. (a)+	470,643
7,460	Ross Stores, Inc.	479,678
11,480	Viacom, Inc.	437,388
		5,364,830

	Consumer Staples – 8.2%
3,749	Anheuser-Busch InBev SA – ADR	492,656
5,759	Constellation Brands, Inc.	958,816
34,725	Darling Ingredients, Inc. (a)	469,135
4,863	Philip Morris International, Inc.	472,781
5,506	Procter & Gamble Company	494,163
13,283	Snyder’s-Lance, Inc.	446,043
5,944	Walgreens Boots Alliance, Inc.	479,205
		3,812,799

	Energy – 1.0%
2,626	Pioneer Natural Resources	487,517

	Financials – 4.0%
3,195	Berkshire Hathaway, Inc. (a)	461,582
3,005	Credicorp, Ltd.	457,421
2,551	Everest Re Group, Ltd.	484,613
11,848	Federal Agricultural Mortgage Corporation	467,996
		1,871,612

	Health Care – 28.0%
3,980	ABIOMED, Inc. (a)	511,748
4,025	Aetna, Inc.	464,686
1,993	Allergan plc (a)	459,008
2,749	Amgen, Inc.	458,561
10,010	Baxter International, Inc.	476,476
24,727	BioTelemetry, Inc. (a)	459,180
19,794	Boston Scientific Corporation (a)	471,097
7,725	DENTSPLY SIRONA, Inc.	459,097

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited) (Continued)

Shares		Value

	COMMON STOCKS (Continued)

	Health Care (Continued)
4,104	Edwards Lifesciences Corporation (a)	$494,778
6,033	Eli Lilly & Company	484,209
24,351	Horizon Pharma plc (a)	441,484
2,672	Humana, Inc.	472,650
5,858	Incyte Corporation (a)	552,351
732	Intuitive Surgical, Inc. (a)	530,575
19,578	Johnson & Johnson	2,312,749
2,641	McKesson Corporation	440,387
20,435	NxStage Medical, Inc. (a)	510,671
27,559	Pfizer, Inc.	933,423
6,180	St. Jude Medical, Inc. (a)	492,917
5,506	TESARO, Inc. (a)+	551,921
19,342	Wave Life Sciences, Ltd. (a)+	628,035
3,647	Zimmer Biomet Holdings, Inc. (a)	474,183
		13,080,186

	Industrials – 8.9%
2,688	3M Company	473,706
46,441	BMC Stock Holdings, Inc. (a)	823,399
11,575	Dycom Industries, Inc. (a)	946,603
3,114	General Dynamics Corporation	483,168
26,253	IES Holdings, Inc. (a)	467,041
1,663	TransDigm Group, Inc. (a)	480,807
5,090	Union Pacific Corporation	496,428
		4,171,152

	Information Technology – 20.7%
23,370	Activision Blizzard, Inc.	1,035,291
40,584	Agilysys, Inc. (a)	451,294
1,804	Alphabet, Inc. (a)	1,450,524
4,412	Apple, Inc.	498,777
8,085	CDK Global, Inc.	463,756
8,156	Cognizant Technology Solutions Corporation (a)	389,123
1,828	Dell Technologies, Inc. (a)	87,386
3,781	Facebook, Inc. (a)	484,989
24,647	Microsoft Corporation	1,419,667
2,180	NetEase, Inc. – ADR	524,900

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited) (Continued)

Shares		Value

	COMMON STOCKS (Continued)

	Information Technology (Continued)
11,387	Shopify, Inc. (a)+	$488,730
2,848	Tyler Technologies, Inc. (a)	487,663
5,867	Visa, Inc.	485,201
21,844	Western Union Company	454,792
22,692	Yahoo!, Inc. (a)	978,025
		9,700,118

	Materials – 3.8%
25,961	Barrick Gold Corporation	460,029
34,849	Coeur Mining, Inc. (a)+	412,264
38,917	Ryerson Holding Corporation (a)	439,373
10,315	Sealed Air Corporation	472,633
		1,784,299

	Real Estate – 7.0%
4,173	American Tower Corporation #	472,926
5,169	Crown Castle International Corporation #	486,972
6,060	EPR Properties #	477,164
8,920	Simon Property Group, Inc.+#	1,846,529
		3,283,591

	Telecommunication Services – 3.1%
23,438	AT&T, Inc.	951,817
16,771	Zayo Group Holdings, Inc. (a)	498,267
		1,450,084

	Utilities – 3.4%
6,493	Dominion Resources, Inc.	482,235
10,470	ITC Holdings Corporation	486,646
18,508	Pampa Energia SA – ADR (a)	599,659
		1,568,540
	TOTAL COMMON STOCKS (Cost $44,889,724)	46,574,728

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited) (Continued)

Shares		Value

	SHORT-TERM INVESTMENTS – 6.8%
192,500	Invesco Short Term Investment Trusts – Government
	& Agency Portfolio, Institutional Class, 0.31%*	$192,500
2,994,139	First American Government Obligations
	Fund, Class Z, 0.25%*^	2,994,139
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,186,639)	3,186,639
	Total Investments – 106.4% (Cost $48,076,363)	49,761,367
	Liabilities in Excess of Other Assets – (6.4)%	(3,013,328)
	TOTAL NET ASSETS – 100.0%	$46,748,039

Percentages are stated as a percent of net assets.

*	Rate shown is the annualized seven-day yield as of September 30, 2016.
(a)	Non-income producing security.
ADR	American Depositary Receipt
+	All or a portion of this security is on loan as of September 30, 2016. Total value of securities on loan is $2,925,471.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $2,994,139 as of September 30, 2016.
#	Real Estate Investment Trust (“REIT”)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Shares		Value

	COMMON STOCKS – 98.4%

	Belgium – 4.3%
1,011	Anheuser-Busch InBev SA – ADR	$132,855

	Brazil – 2.8%
4,596	Petroleo Brasileiro SA – ADR (a)	42,881
7,780	Vale SA – ADR	42,790
		85,671

	China – 29.8%
903	58.com, Inc. – ADR (a)	43,037
1,635	Alibaba Group Holding, Ltd. – ADR (a)	172,967
896	Baidu, Inc. – ADR (a)	163,135
3,277	Ctrip.com International, Ltd. – ADR (a)	152,610
6,028	JD.com, Inc. – ADR (a)	157,270
3,192	Melco Crown Entertainment, Ltd. – ADR	51,423
390	NetEase, Inc. – ADR	93,904
1,037	New Oriental Education &
	Technology Group, Inc. – ADR (a)	48,075
2,865	Vipshop Holdings, Ltd. – ADR (a)	42,030
		924,451

	Denmark – 2.4%
1,808	Novo Nordisk AS – ADR	75,195

	France – 4.0%
2,139	Sanofi – ADR	81,688
861	Total SA – ADR	41,070
		122,758

	India – 5.5%
1,790	HDFC Bank, Ltd. – ADR	128,683
5,715	ICICI Bank, Ltd. – ADR	42,691
		171,374

	Ireland – 9.3%
1,749	Ryanair Holdings plc – ADR	131,227
816	Shire plc – ADR	158,190
		289,417

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited) (Continued)

Shares		Value

	COMMON STOCKS (Continued)

	Israel – 4.5%
3,016	Teva Pharmaceutical Industries, Ltd. – ADR	$138,766

	Mexico – 3.8%
449	Fomento Economico Mexicano SAB de CV – ADR	41,326
4,325	Grupo Financiero Santander
	Mexico SAB de CV – ADR	38,060
1,547	Grupo Televisa SAB – ADR	39,742
		119,128

	Netherlands – 7.9%
797	ASML Holding NV – ADR	87,335
3,128	Royal Dutch Shell plc – ADR	156,619
		243,954

	Philippines – 1.2%
1,074	PLDT, Inc. – ADR	38,310

	Spain – 1.3%
2,595	Grifols SA – ADR	41,442

	Switzerland – 4.1%
526	Novartis AG – ADR	41,533
978	Syngenta AG – ADR	85,673
		127,206

	Taiwan, Province of China – 5.4%
5,428	Taiwan Semiconductor Manufacturing
	Company, Ltd. – ADR	166,043

	United Kingdom – 12.1%
2,482	BP plc – ADR	87,267
1,947	GlaxoSmithKline plc – ADR	83,974
591	National Grid plc – ADR	42,026
892	Unilever plc – ADR	42,281
4,105	Vodafone Group plc – ADR	119,661
		375,209
	TOTAL COMMON STOCKS (Cost $3,033,932)	3,051,779

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited) (Continued)

Shares		Value

	PREFERRED STOCKS – 1.4%

	Brazil – 1.4%
3,867	Itau Unibanco Holding SA – ADR	$42,305
	TOTAL PREFERRED STOCKS (Cost $42,503)	42,305

	SHORT-TERM INVESTMENTS – 0.2%
7,187	Invesco Short-Term Investment Trust –
	Treasury Portfolio, Institutional Class, 0.23%*	7,187
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,187)	7,187
	Total Investments – 100.0% (Cost $3,083,622)	3,101,271
	Other Assets in Excess of Liabilities – 0.0%^	1,055
	NET ASSETS – 100.0%	$3,102,326

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
^	Represents less than 0.05% of net assets.
*	Rate shown is the annualized seven-day yield as of September 30, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AlphaClone ETFs

STATEMENTS OF ASSETS & LIABILITIES
At September 30, 2016 (Unaudited)

	AlphaClone	AlphaClone
	Alternative	International
	Alpha ETF	ETF
ASSETS
Investments in securities, at value*+	$49,761,367	$3,101,271
Dividends and interest receivable	17,708	4,184
Securities lending receivable	1,472	—
Total assets	49,780,547	3,105,455

LIABILITIES
Collateral received for securities on loan	2,994,139	—
Management fees payable	38,369	3,129
Total liabilities	3,032,508	3,129

NET ASSETS	$46,748,039	$3,102,326

Net assets consist of:
Paid-in capital	$89,762,291	$2,886,640
Undistributed (accumulated) net
investment income (loss)	(16,966)	20,348
Accumulated net realized gain (loss)
on investments and securities sold short	(44,682,290)	177,689
Net unrealized appreciation (depreciation)
on investments	1,685,004	17,649
Net assets	$46,748,039	$3,102,326

* Identified Cost:
Investment in Securities	$48,076,363	$3,083,622

Net assets value:
Net assets	$46,748,039	$3,102,326
Shares outstanding^	1,300,000	150,000
Net asset value, offering and
redemption price per share	$35.96	$20.68

^	No par value, unlimited number of shares authorized.
+	Including securities on loan of $2,925,471 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

AlphaClone ETFs

STATEMENTS OF OPERATIONS
For the Six-Months Ended September 30, 2016 (Unaudited)

	AlphaClone	AlphaClone
	Alternative	International
	Alpha ETF	ETF
INCOME
Dividends*	$330,632	$40,024
Interest	748	10
Securities lending income	17,612	—
Total investment income	348,992	40,034

EXPENSES
Management fees	310,827	19,700
Broker interest expense	7,653	79
Total expenses	318,480	19,779
Net investment income (loss)	30,512	20,255

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,079,411)	155,484
Securities sold short	(2,465,552)	51,313
Change in unrealized appreciation (depreciation) on:
Investments	5,176,070	63,917
Securities sold short	2,102,537	(17,868)
Net realized and unrealized gain (loss) on
investments and securities sold short	3,733,644	252,846
Net increase (decrease) in net assets
resulting from operations	$3,764,156	$273,101

*	Net of foreign withholding tax of $93 and $5,647, respectively.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
OPERATIONS
Net investment income (loss)	$30,512	$(1,054,210)
Net realized gain (loss) on investments
and securities sold short	(3,544,963)	(35,566,987)
Change in unrealized appreciation
(depreciation) on investments and
securities sold short	7,278,607	(11,041,646)
Net increase (decrease) in net assets
resulting from operations	3,764,156	(47,662,843)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—
Total distributions to shareholders	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	1,768,730	133,607,915
Payments for shares redeemed	(54,382,835)	(121,367,730)
Net increase (decrease) in net assets
derived from capital
share transactions (a)	(52,614,105)	12,240,185
Net increase (decrease) in net assets	$(48,849,949)	$(35,422,658)
NET ASSETS
Beginning of period/year	$95,597,988	$131,020,646
End of period/year	$46,748,039	$95,597,988
Undistributed (accumulated) net
investment income (loss)	$(16,966)	$(47,478)

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
	Shares	Shares
Subscriptions	50,000	3,000,000
Redemptions	(1,600,000)	(3,050,000)
Net increase (decrease)	(1,550,000)	(50,000)

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	September 30, 2016	Period Ended
	(Unaudited)	March 31, 2016*
OPERATIONS
Net investment income (loss)	$20,255	$601
Net realized gain (loss) on investments
and securities sold short	206,797	(29,108)
Change in unrealized appreciation
(depreciation) on investments and
securities sold short	46,049	(28,400)
Net increase (decrease) in net assets
resulting from operations	273,101	(56,907)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(508)
Total distributions to shareholders	—	(508)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	3,973,825	2,956,605
Payments for shares redeemed	(4,043,790)	—
Net increase (decrease) in net assets
derived from capital
share transactions (a)	(69,965)	2,956,605
Net increase (decrease) in net assets	$203,136	$2,899,190
NET ASSETS
Beginning of period	$2,899,190	$—
End of period	$3,102,326	$2,899,190
Undistributed (accumulated) net
investment income (loss)	$20,348	$93

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	September 30, 2016	Period Ended
	(Unaudited)	March 31, 2016*
	Shares	Shares
Subscriptions	200,000	150,000
Redemptions	(200,000)	—
Net increase (decrease)	—	150,000

*	Fund commenced operations on November 9, 2015. The information presented is for the period from November 9, 2015 to March 31, 2016.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Six-Months
	Ended					Period
	September 30,					Ended
	2016		Year Ended March 31,			March 31,
	(Unaudited)		2016	2015	2014	2013(1)
Net asset value,
beginning of period/year	$33.54		$45.18	$38.04	$30.81	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.02		(0.29)	(0.06)	0.03	0.09
Net realized and unrealized
gain (loss) on investments	2.40		(11.35)	7.20	7.58	5.78
Total from investment operations	2.42		(11.64)	7.14	7.61	5.87

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		—	— (5)	— (5)	(0.06)
Return of capital	—		—	—	(0.38)	—
Total distributions	—		—	—	(0.38)	(0.06)

Net asset value, end of period/year	$35.96		$33.54	$45.18	$38.04	$30.81

Total return	7.21	%(3)	(25.76)%	18.78%	24.79%	23.51	%(3)

SUPPLEMENTAL DATA:
Net assets at
end of period/year (000’s)	$46,748		$95,598	$131,021	$87,487	$10,782

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.97	%(4)	2.19%	0.95%	0.95%	0.95	%(4)
Ratio of expenses excluding dividend
and interest expense on short
positions to average net assets	0.95	%(4)	0.95%	0.95%	0.95%	0.95	%(4)
Net investment income
to average net assets	0.09	%(4)	(0.70)%	(0.14)%	0.08%	0.35	%(4)
Net investment income
excluding dividend and interest
expense on short positions to
average net assets.	0.11	%(4)	0.54%	(0.14)%	0.08%	0.35	%(4)
Portfolio turnover rate(6)	93	%(3)	194%	78%	66%	205	%(3)

(1)	Commencement of operations on May 30, 2012.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Less than $0.005 per share.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six-Months Ended
	September 30, 2016		Period Ended
	(Unaudited)		March 31, 2016(1)
Net asset value, beginning of period	$19.33		$20.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.10		0.01
Net realized and unrealized
gain (loss) on investments	1.25		(0.67)
Total from investment operations	1.35		(0.66)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.01)
Total distributions	—		(0.01)

Net asset value, end of period	$20.68		$19.33

Total return	7.00	%(3)	(3.33	)%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$3,102		$2,899

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.95	%(4)	1.28	%(4)
Expenses excluding interest expense on
short positions to average net assets	0.95	%(4)	0.95	%(4)
Net investment income to average net assets	0.98	%(4)	0.08	%(4)
Net investment income excluding interest expense
on short positions to average net assets	0.98	%(4)	0.41	%(4)

Portfolio turnover rate(5)	57	%(3)	53	%(3)

(1)	Commencement of operations on November 9, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

AlphaClone Alternative Alpha ETF and AlphaClone International ETF  (individually each a “Fund” or collectively the “Funds”) are diversified and non-diversified, respectively, series of the ETF Series Solutions (“ESS”) or “(the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AlphaClone Alternative Alpha ETF is to track the price and yield, before fees and expenses, of the AlphaClone Hedge Fund Downside Hedged Index. The objective of the AlphaClone International ETF is to track the total return performance, before fees and expenses, of the AlphaClone International Downside Hedge Index.  AlphaClone Alternative Alpha ETF commenced operations on May 30, 2012, and AlphaClone International ETF commenced operations on November 9, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds, and securities sold short that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited) (Continued)

market funds, are valued at their net asset value (“NAV”) per share. Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2016:

AlphaClone Alternative Alpha ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$46,574,728	$—	$—	$46,574,728
Short-Term
Investments	3,186,639	—	—	3,186,639
Total Investments
in Securities	$49,761,367	$—	$—	$49,761,367

^ See Schedule of Investments for breakout of investments by sector classification.

AlphaClone International ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,051,779	$—	$—	$3,051,779
Preferred Stocks	42,305	—	—	42,305
Short-Term
Investments	7,187	—	—	7,187
Total Investments
in Securities	$3,101,271	$—	$—	$3,101,271

^ See Schedule of Investments for breakout of investments by country.

Transfers between levels are recognized at the end of the reporting period. During the six-months ended September 30, 2016, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended March 31, 2016, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  As of and during the year ended March 31, 2016, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited) (Continued)

benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the year ended March 31, 2016, the Funds did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in Publicly Traded Partnerships generally are comprised of ordinary income and return of capital from the partnerships. The Funds allocate distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each partnership and other industry sources. These estimates may subsequently be revised based on actual allocations received from partnerships after their tax reporting periods are concluded, as the actual character of these distributions are not known until after the fiscal year end of the Funds.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may be represented a return of capital.

D.
Short Positions. Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited) (Continued)

the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 2 A above, however the Funds held no securities sold short as of September 30, 2016.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities by the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for creation units of the Funds are equal to the Funds’ NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to September 30, 2016, that materially impacted the amounts or disclosures in the Funds’ financial statements.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (an “Adviser”), serves as the investment adviser to AlphaClone Alternative Alpha ETF.  AlphaClone, Inc. (an “Adviser”) serves as the investment adviser to AlphaClone International ETF.  Pursuant to Investment Advisory Agreements (“Advisory Agreements”) between the Trust, on behalf of the Funds, and the Advisers, the Advisers provide investment advice to the Funds and oversee the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Advisers are also responsible for arranging, in consultation with Vident Investment Advisory, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Advisers administer each Fund’s business affairs, provide office facilities and equipment and certain clerical, bookkeeping and administrative services. Each Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay each Adviser 0.95% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountants. USBFS also serves as the transfer agent and fund accountant to the Funds.  U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

AlphaClone Alternative Alpha ETF may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian, who also serves as the securities lending agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited) (Continued)

the loan, plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of September 30, 2016, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of September 30, 2016, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Collateral Received*
$2,925,471	$2,994,139

*
The cash collateral received was invested in the First American Government Obligations Fund, Class Z as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Fund during the six-months ended September 30, 2016, was $17,612.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the six-months ended September 30, 2016, purchases and sales of securities by the Funds, excluding short-term securities and in-kind redemptions were as follows:

	Purchases	Sales
AlphaClone Alternative Alpha ETF	$62,420,842	$67,758,967
AlphaClone International ETF	2,277,986	2,378,634

During the six-months ended September 30, 2016, there were no purchases or sales of U.S. Government securities.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited) (Continued)

During the six-months ended September 30, 2016, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
AlphaClone Alternative Alpha ETF	$1,754,585	$54,210,506
AlphaClone International ETF	3,961,177	4,003,786

NOTE 6 – INCOME TAX INFORMATION

The cost basis of investments for federal income tax purposes as of September 30, 2016:

	AlphaClone	AlphaClone
	Alternative	International
	Alpha ETF	ETF
Tax cost of investments	$49,316,528	$3,101,725
Gross tax unrealized appreciation	1,974,348	92,779
Gross tax unrealized depreciation	(1,529,509)	(93,233)
Total tax unrealized
appreciation (depreciation)	$444,839	$(454)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end, accordingly tax-basis balances have not been determined for the Semi-annual period ended September 30, 2016.

As of March 31, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

	AlphaClone	AlphaClone
	Alternative	International
	Alpha ETF	ETF
Net tax unrealized
appreciation (depreciation)	$(4,731,231)	$(64,371)
Undistributed ordinary Income	—	93
Undistributed long term capital gains	—	—
Total distributable earnings	—	93
Other accumulated gain (loss)	(42,047,177)	6,863
Total accumulated gain (loss)	$(46,778,408)	$(57,415)

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited) (Continued)

As of March 31, 2016, the Funds deferred, on a tax basis, post-October and late-year ordinary losses of:

	Post-October	Late-Year
	Capital Loss	Ordinary Loss
AlphaClone Alternative Alpha ETF	$25,745,430	$875,062
AlphaClone International ETF	—	—

At March 31, 2016, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
AlphaClone Alternative Alpha ETF	$13,719,110	$432,622	Indefinite
AlphaClone International ETF	9,961	—	Indefinite

The tax character of distributions paid by the Funds during the periods ended September 30, 2016 and March 31, 2016 were as follow:

	September 30, 2016	March 31, 2016
AlphaClone Alternative Alpha ETF	$—	$—
AlphaClone International ETF	—	508

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $200,

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited) (Continued)

payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction.  There were no variable fees received for the period. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.  Shares of the Funds have equal rights and privileges.

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At September 30, 2016, TD Ameritrade and NFS, LLC, as record shareholders, each owned greater than 25% of the outstanding shares of AlphaClone International ETF.  It is not known whether TD Ameritrade, NFS, LLC, or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

AlphaClone ETFs

EXPENSE EXAMPLE
For the Six-Months Ended September 30, 2016 (Unaudited)

As a shareholder of AlphaClone Alternative Alpha ETF and AlphaClone International ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 – September 30, 2016).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

AlphaClone ETFs

EXPENSE EXAMPLE
For the Six-Months Ended September 30, 2016 (Unaudited) (Continued)

AlphaClone Alternative Alpha ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 1, 2016	September 30, 2016	During the Period(1)
Actual(2)	$1,000.00	$1,072.10	$5.04
Hypothetical (5% annual	$1,000.00	$1,025.07	$4.92
return before expenses)(3)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio, 0.97%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 183 days, and divided by the number of days in the most recent twelve month period, 365 days.

(2)	Excluding interest expenses on securities sold short, your actual cost of investment in the Fund would be $4.93 and the Fund’s annualized expense ratio would be 0.95%.
(3)	Excluding interest expenses on securities sold short, your hypothetical cost of investment in the Fund would be $4.82 and the Fund’s annualized expense ratio would be 0.95%.

AlphaClone International ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 1, 2016	September 30, 2016	During the Period(4)
Actual	$1,000.00	$1,070.00	$4.93
Hypothetical (5% annual	$1,000.00	$1,025.07	$4.82
return before expenses)

(4)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio, 0.95%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 183 days, and divided by the number of days in the most recent twelve month period, 365 days.

AlphaClone Alternative Alpha ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 14, 2016 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the AlphaClone Alternative Alpha ETF (the “Fund”); and

•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the historical performance of the Fund (iii) the cost of the services provided and the profits realized by each firm and their affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser, the Sub-Adviser and their affiliates resulting from services rendered to the Fund.

The Board also considered that it had met with representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, during the course of the year to discuss additional oral and written information about the Fund and each firm, and the Board considered that information alongside the materials in its evaluation of each firm’s fees and other aspects of the Agreements. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s

AlphaClone Alternative Alpha ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Continued) (Unaudited)

registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

The Board also considered other services currently provided by the Adviser to the Fund, such as overseeing the activities of the Sub-Adviser, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance.  The Board noted that it had received information regarding the Fund’s performance as of March 31, 2016 in the materials. The Board considered that, because the Fund is designed to track the performance of an index managed by a third-party that is not affiliated with the Adviser and the trading for the Fund is handled by the Sub-Adviser, the performance of the Fund could not be directly attributed to the activities of the Adviser.

Cost of Services Provided and Economies of Scale.  The Board then reviewed the expense ratio for the Fund and compared it to the universe of U.S. Large Growth ETFs as reported by Morningstar (“Category Peer Group”), as well as a subset of the Category Peer Group that was identified by management as a group of the most direct competitors for the Fund (“Selected Peer Group”). The Board noted that the expense ratio for the Fund was significantly above the median for the Category Peer Group and above the median for the Selected Peer Group. The Board further noted, however, that the fee was reflective of the specialized nature of its underlying index and the cost to the Adviser of licensing the index.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund and its sponsor, taking into account an analysis of the Adviser’s profitability with respect to the Fund.

The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined

AlphaClone Alternative Alpha ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Continued) (Unaudited)

that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Fund under the Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to the Fund, as well as other ETFs. The Board noted the responsibilities that VIA has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio management personnel primarily responsible for the day-to-day management of the Fund.

Historical Performance. The Board noted that for the three-year period, the Fund’s performance was in line with its index after fees and expenses. The Board noted that VIA had not been the Fund’s sub-adviser for the full period, although Ms. Denise Krisko, the Fund’s portfolio manager, had previously managed the Fund with its prior sub-adviser.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by ETC to VIA for its services to the Fund. The Board considered that the fees paid to VIA are paid by the adviser from the fee the adviser receives from the Fund and noted that each fee reflected an arm’s-length negotiation between ETC and VIA.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

AlphaClone ETFs
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each fund’s portfolio holdings are posted on their website at www.alphaclonefunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.alphaclonefunds.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUNDS’ TRUSTEES
(Unaudited)

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.alphaclonefunds.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to their daily NAV, is available, without charge, on the Funds’ website at www.alphaclonefunds.com.

(This Page Intentionally Left Blank.)

AlphaClone Alternative Alpha ETF Adviser
Exchange Traded Concepts, LLC
10900 Hefner Point Drive, Suite 207
Oklahoma City, Oklahoma 73120

AlphaClone International ETF Adviser
AlphaClone, Inc.
One Market Plaza
Spear Tower, Suite 3600
San Francisco, California 94105

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Pkwy, Suite 330
Roswell, Georgia 30076

Index Provider
AlphaClone, Inc.
One Market Plaza
Spear Tower, Suite 3600
San Francisco, California 94105

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

AlphaClone Alternative Alpha ETF
Symbol – ALFA
CUSIP – 26922A305

AlphaClone International ETF
Symbol – ALFI
CUSIP – 26922A818

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*   /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date     December 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Feardy
Paul R. Fearday, President (principal executive officer)

Date     December 8, 2016

By (Signature and Title)*    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date     December 8, 2016

* Print the name and title of each signing officer under his or her signature.